Financial Instruments - Carrying Amounts of Monetary Assets Denominated in a Currency Other than the Functional Currency (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	¥ 3,728,633	$ 542,307	¥ 3,846,731
Liabilities	1,189,993	173,077	1,300,109
Hong Kong Dollar ("HK$") [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	20	3	27
US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	36,013	5,238	39,735
Liabilities	¥ 9,911	$ 1,441	¥ 8,742